UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):                    [ ] is a restatement.
                                                     [ ] adds new holdings
                                                         entries.
Institutional Investment Manager Filing this Report.

Name:             ACF Industries, Incorporated
                  (as sponsor of the ACF Pension Plans)
Address:          620 N. Second Street
                  St. Charles, Missouri  63301

Form 13F File Number:  28-6948

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert J. Mitchell
Title:            Senior Vice President-Finance
Phone:            (212) 702-4300

Signature, Place, and Date of Signing:
/s/ Robert J. Mitchell                 New York, New York               02/13/01
[Signature]                                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:                                37

Form 13F Information Table Value Total:                                $63,312
                                                                     (thousands)


List of Other Included Managers:  None

                                                   FORM 13F INFORMATION TABLE
                                             AS OF DECEMBER 31, 2000 (SEC USE ONLY)
                 NAME OF REPORTING MANAGER:  ACF Industries, Incorporated (as sponsor of the ACF Pension Plans)
                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:              Item 8:
                Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS             VOTING
Item 1:         TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE                  AUTHORITY
NAME OF ISSUER  CLASS      NUMBER     (000)      AMOUNT                TION              INSTR. V             (SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined    (c)
                                                            (a)        in In-   Shared             (a)        (b)        (c)
                                                            Sole       str. V   Other              Sole       Shared     None

Arrow Electrs   Com        042735100   1,431      50,000    X                                       50,000
Inc.

AT&T Corp.      Com        001957109   2,586     150,000    X                                      150,000

Avaya Inc.      Com        053499109     111      10,802    X                                       10,802

Avnet Inc.      Com        053807103   1,075      50,000    X                                       50,000

BCE Inc.        Com        05534B109     579      20,000    X                                       20,000

BG              PLC ADR    055434203     256      12,548    X                                       12,548
                                      Final
                                   Installment

British Airways PLC ADR    110419306     240       4,000    X                                        4,000
PLC             2nd Inst

Burlington      Com        12189T104     840      29,658    X                                       29,658
Northern
Santa Fe Corp.

Burlington      Com        122014103     758      15,000    X                                       15,000
Resources Inc.

Canadian        Com        135923100   1,428      50,000    X                                       50,000
PAC Ltd.

Coca Cola       Com        191219104   1,710      90,000    X                                       90,000
Enterprises
Inc.

Cox             CLA        224044107   1,419      30,480    X                                       30,480
Communications
Inc.

Delphi          Com        247126105     197      17,473    X                                       17,473
Automotive
Sys. Corp.

Emerging Mkts.  Com        290890102     138      16,985    X                                       16,985
Telecommuni-
cations









General         Com        369604103   7,191     150,000    X                                      150,000
Electric Co.

General Mtrs
Corp            CL H NEW   370442832     364      15,840    X                                       15,840

General Mtrs.   Com        370442105   1,021      20,042    X                                       20,042
Corp.

Imperial        PLC ADR    452704505     253       7,500    X                                        7,500
Chem Inds       New

Int'l Business  Com        459200101   6,800      80,000    X                                       80,000
Machines

Kerr McGee      Com        492386107   2,008      30,000    X                                       30,000
Corp.

Koninklijke     Sponsored  500472303   1,294      35,696    X                                       35,696
Philips         ADR New
Electrs NV

Lockheed        Com        539830109   1,671      49,218    X                                       49,218
Martin Corp.

Lowes Cos.      Com        548661107   7,120     160,000    X                                      160,000
Inc.

Lucent          Com        549463107   1,750     129,632    X                                      129,632
Technologies
Inc.

Magna           CLA        559222401     419      10,000    X                                       10,000
International
Inc.

Martin          Com        573284106   1,076      25,445    X                                       25,445
Marietta
Materials Inc.

Morgan, J P     Com        616880100   4,138      25,000    X                                       25,000
& Co. Inc.

Murphy Oil      Com        626717102     748      12,375    X                                       12,375
Corp.

NCR Corp.       New Com    62886E108     307       6,250    X                                        6,250

Nortel Networks
Corp            Com        656568102   1,007      31,407    X                                       31,407










Occidental      Com        674599105     485      20,000    X                                       20,000
Pete Corp.

Pactiv
Corporation     Com        695257105     124      10,000    X                                       10,000

Pfizer Inc.     Com        717081103   8,280     180,000    X                                      180,000
                                    $0.10 PV

Unisys Corp.    Com        909214108   1,024      70,000    X                                       70,000

United          Com        913017109   1,573      20,000    X                                       20,000
Technologies
Corp.

USX-U S STL     Com        90337T101     211      11,731    X                                       11,731
Group

XTRA Corp.      Com        984138107   1,680      35,000    X                                       35,000



                TOTAL                 63,312

